Capital management (Tables)	6 Months Ended
Apr. 30, 2020
Text block [abstract]
Summary of Regulatory Capital and Capital Ratios	During the second
quarter of 2020, we complied with all capital and leverage requirements, including the domestic stability buffer, imposed by OSFI.

	As at
(Millions of Canadian dollars, except percentage amounts and as otherwise noted)	April 30 2020	October 31 2019
Capital (1)
CET1 capital	$65,198	$62,184
Tier 1 capital	70,854	67,861
Total capital	81,469	77,888
Risk-weighted Assets (RWA) used in calculation of capital ratios (1)
Credit risk	$463,567	$417,835
Market risk	26,900	28,917
Operational risk	67,945	66,104
Total RWA	$558,412	$512,856
Capital ratios and Leverage ratio (1)
CET1 ratio	11.7%	12.1%
Tier 1 capital ratio	12.7%	13.2%
Total capital ratio	14.6%	15.2%
Leverage ratio	4.5%	4.3%
Leverage ratio exposure (billions)	$1,578	$1,570

(1)
Capital, RWA, and capital ratios are calculated using OSFI’s Capital Adequacy Requirements guideline and the Leverage ratio is calculated using OSFI Leverage Requirements Guideline as updated in accordance with the Q2 2020 guidance issued by OSFI in response to the COVID-19 pandemic in Q2 2020. Both the CAR guideline and Leverage Requirements Guideline are based on the Basel III framework.